RESTRICTED CASH (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
RESTRICTED CASH [Abstract]
Cash pledged as collateral to financial institutions	$ 70,284	437,875	435,770